Quarterly Holdings Report
for

Fidelity® Conservative Income Bond Fund

May 31, 2019

FCV-QTLY-0719
1.924094.108

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 62.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.7%
Entertainment - 0.4%
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 2.9918% 4/1/21 (a)(b)(c)	$49,689,000	$49,837,073
Media - 1.3%
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 2.9218% 10/1/20 (b)(c)	37,864,000	37,936,252
3 month U.S. LIBOR + 0.440% 3.0318% 10/1/21 (b)(c)	51,485,000	51,686,461
3.3% 10/1/20	51,450,000	51,993,516
		141,616,229

TOTAL COMMUNICATION SERVICES		191,453,302

CONSUMER DISCRETIONARY - 3.8%
Automobiles - 3.8%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 2.6719% 2/21/20 (b)(c)	40,100,000	40,131,281
3 month U.S. LIBOR + 0.210% 2.7453% 2/12/21 (b)(c)	30,250,000	30,230,403
3 month U.S. LIBOR + 0.260% 2.8746% 6/16/20 (b)(c)	36,200,000	36,247,671
3 month U.S. LIBOR + 0.280% 2.8715% 10/19/20 (b)(c)	45,850,000	45,868,248
2% 11/13/19	30,000,000	29,941,394
3.15% 1/8/21	9,221,000	9,332,076
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.380% 2.9686% 4/6/20 (a)(b)(c)	25,659,000	25,716,066
3 month U.S. LIBOR + 0.410% 3.0135% 4/12/21 (a)(b)(c)	40,000,000	39,984,000
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.390% 2.9551% 5/4/20 (a)(b)(c)	32,743,000	32,729,551
3 month U.S. LIBOR + 0.530% 3.0951% 5/5/20 (a)(b)(c)	25,000,000	25,051,750
3 month U.S. LIBOR + 0.620% 3.2028% 10/30/19 (a)(b)(c)	25,348,000	25,389,359
3 month U.S. LIBOR + 0.630% 3.2186% 1/6/20 (a)(b)(c)	35,000,000	35,070,448
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 3.4421% 4/9/21 (b)(c)	18,945,000	18,940,462
3 month U.S. LIBOR + 0.930% 3.5268% 4/13/20 (b)(c)	28,000,000	28,097,888
Volkswagen Group of America Finance LLC 3 month U.S. LIBOR + 0.770% 3.3053% 11/13/20 (a)(b)(c)	15,000,000	15,050,163
		437,780,760
CONSUMER STAPLES - 1.2%
Food Products - 0.5%
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 3.3415% 10/22/20 (b)(c)	27,120,000	27,128,570
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 3.141% 4/16/21 (b)(c)	25,059,000	25,058,499
		52,187,069
Tobacco - 0.7%
BAT Capital Corp. 3 month U.S. LIBOR + 0.590% 3.1179% 8/14/20 (b)(c)	10,500,000	10,510,789
Philip Morris International, Inc.:
3 month U.S. LIBOR + 0.420% 2.9419% 2/21/20 (b)(c)	20,428,000	20,466,516
1.875% 2/25/21	52,676,000	52,123,740
		83,101,045

TOTAL CONSUMER STAPLES		135,288,114

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
BP Capital Markets PLC:
3 month U.S. LIBOR + 0.250% 2.7748% 11/24/20 (b)(c)	50,400,000	50,423,688
1.768% 9/19/19	14,940,000	14,902,027
Shell International Finance BV:
3 month U.S. LIBOR + 0.350% 2.9466% 9/12/19 (b)(c)	20,000,000	20,018,919
2.125% 5/11/20	22,500,000	22,435,521
TransCanada PipeLines Ltd. 3 month U.S. LIBOR + 0.275% 2.793% 11/15/19 (b)(c)	50,041,000	50,074,817
		157,854,972
FINANCIALS - 47.8%
Banks - 31.9%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 3.0015% 1/19/21 (a)(b)(c)	89,130,000	89,244,086
3 month U.S. LIBOR + 0.570% 3.0906% 8/27/21 (a)(b)(c)	39,300,000	39,432,755
Bank of America Corp.:
3 month U.S. LIBOR + 0.660% 3.2515% 7/21/21 (b)(c)	61,446,000	61,664,013
2.369% 7/21/21 (b)	46,000,000	45,858,694
Bank of America NA 3 month U.S. LIBOR + 0.250% 2.7706% 8/28/20 (b)(c)	40,450,000	40,459,955
Bank of Montreal:
3 month U.S. LIBOR + 0.250% 2.8506% 9/11/19 (b)(c)	24,080,000	24,097,452
3 month U.S. LIBOR + 0.440% 3.0509% 6/15/20 (b)(c)	30,968,000	31,081,911
3 month U.S. LIBOR + 0.460% 3.0568% 4/13/21 (b)(c)	11,290,000	11,335,405
3 month U.S. LIBOR + 0.570% 3.1799% 3/26/22 (b)(c)	44,400,000	44,538,874
3 month U.S. LIBOR + 0.600% 3.1966% 12/12/19 (b)(c)	16,000,000	16,055,324
Bank of Nova Scotia:
3 month U.S. LIBOR + 0.290% 2.8786% 1/8/21 (b)(c)	20,050,000	20,071,880
3 month U.S. LIBOR + 0.390% 2.9868% 7/14/20 (b)(c)	13,902,000	13,952,028
3 month U.S. LIBOR + 0.620% 3.2185% 12/5/19 (b)(c)	18,495,000	18,548,653
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.490% 3.0815% 7/20/20 (a)(b)(c)	68,890,000	69,088,904
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 3.0413% 1/11/21 (b)(c)	109,510,000	109,003,387
3 month U.S. LIBOR + 0.550% 3.1151% 8/7/19 (b)(c)	37,000,000	37,019,708
3 month U.S. LIBOR + 0.650% 3.2151% 8/7/20 (b)(c)	32,150,000	32,171,396
BPCE SA 3.145% 7/31/20 (a)	51,500,000	51,845,466
Branch Banking & Trust Co. 3 month U.S. LIBOR + 0.450% 3.0468% 1/15/20 (b)(c)	30,000,000	30,057,915
Canadian Imperial Bank of Commerce 3 month U.S. LIBOR + 0.520% 3.1276% 9/6/19 (b)(c)	65,258,000	65,332,983
Citibank NA:
3 month U.S. LIBOR + 0.320% 2.899% 5/1/20 (b)(c)	35,000,000	35,054,772
3 month U.S. LIBOR + 0.600% 3.1234% 5/20/22 (b)(c)	46,100,000	46,118,855
1.85% 9/18/19	35,500,000	35,427,367
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 3.374% 1/10/20 (b)(c)	30,045,000	30,149,220
3 month U.S. LIBOR + 0.930% 3.5366% 6/7/19 (b)(c)	75,000,000	75,005,626
2.45% 1/10/20	38,688,000	38,646,617
Citizens Bank NA:
3 month U.S. LIBOR + 0.540% 3.1551% 3/2/20 (b)(c)	45,000,000	45,063,668
3 month U.S. LIBOR + 0.570% 3.0906% 5/26/20 (b)(c)	17,500,000	17,543,996
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.450% 3.0506% 3/10/20 (a)(b)(c)	25,000,000	25,078,154
3 month U.S. LIBOR + 0.640% 3.2051% 11/7/19 (a)(b)(c)	27,100,000	27,173,506
Compass Bank 3 month U.S. LIBOR + 0.730% 3.3306% 6/11/21 (b)(c)	50,030,000	49,936,323
Credit Agricole CIB 3 month U.S. LIBOR + 0.400% 2.9755% 5/3/21 (a)(b)(c)	36,800,000	36,799,764
Credit Agricole SA:
3 month U.S. LIBOR + 0.970% 3.5706% 6/10/20 (a)(b)(c)	600,000	604,332
2.75% 6/10/20 (a)	16,300,000	16,332,828
Credit Suisse Group Funding Guernsey Ltd.:
3 month U.S. LIBOR + 2.290% 4.8909% 4/16/21 (b)(c)	19,300,000	19,922,599
2.75% 3/26/20	44,406,000	44,401,293
Fifth Third Bank:
3 month U.S. LIBOR + 0.440% 3.0264% 7/26/21 (b)(c)	25,488,000	25,519,471
3 month U.S. LIBOR + 0.590% 3.1988% 9/27/19 (b)(c)	37,445,000	37,491,246
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 3.1196% 5/18/21 (b)(c)	75,000,000	75,038,131
3 month U.S. LIBOR + 0.650% 3.2466% 9/11/21 (b)(c)	40,250,000	40,310,469
HSBC U.S.A., Inc.:
3 month U.S. LIBOR + 0.610% 3.1453% 11/13/19 (b)(c)	33,000,000	33,074,120
2.75% 8/7/20	39,100,000	39,224,056
Huntington National Bank:
3 month U.S. LIBOR + 0.510% 3.1106% 3/10/20 (b)(c)	28,473,000	28,552,738
3 month U.S. LIBOR + 0.550% 3.1151% 2/5/21 (b)(c)	55,050,000	55,181,557
JP Morgan Chase Bank NA:
3 month U.S. LIBOR + 0.230% 2.8561% 9/1/20 (b)(c)	30,000,000	29,996,429
3 month U.S. LIBOR + 0.290% 2.869% 2/1/21 (b)(c)	30,050,000	30,064,365
3 month U.S. LIBOR + 0.340% 2.9264% 4/26/21 (b)(c)	20,000,000	20,010,080
3 month U.S. LIBOR + 0.370% 2.8896% 2/19/21 (b)(c)	54,500,000	54,529,370
3 month U.S. LIBOR + 0.590% 3.1915% 9/23/19 (b)(c)	25,631,000	25,666,464
U.S. SOFR SEC OVRN FIN RATE INDX + 0.550% 2.95% 10/19/20 (b)(c)	30,450,000	30,477,991
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.680% 3.3061% 6/1/21 (b)(c)	32,397,000	32,522,859
3 month U.S. LIBOR + 0.955% 3.5465% 1/23/20 (b)(c)	78,069,000	78,519,441
3 month U.S. LIBOR + 1.100% 3.7066% 6/7/21 (b)(c)	19,974,000	20,235,450
2.75% 6/23/20	15,761,000	15,788,059
KeyBank NA 3 month U.S. LIBOR + 0.660% 3.239% 2/1/22 (b)(c)	43,444,000	43,606,681
KeyCorp. 2.9% 9/15/20	29,995,000	30,133,476
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 3.0551% 5/7/21 (b)(c)	80,822,000	80,782,568
Manufacturers & Traders Trust Co. 3 month U.S. LIBOR + 0.270% 2.8503% 1/25/21 (b)(c)	8,240,000	8,222,971
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 3.2364% 7/26/21 (b)(c)	33,865,000	33,990,564
3 month U.S. LIBOR + 0.700% 3.3066% 3/7/22 (b)(c)	50,550,000	50,723,931
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 1.480% 4.0835% 4/12/21 (a)(b)(c)	9,000,000	9,153,324
National Australia Bank Ltd. 3 month U.S. LIBOR + 0.510% 3.0334% 5/22/20 (a)(b)(c)	56,650,000	56,878,681
Nordea Bank AB:
3 month U.S. LIBOR + 0.470% 2.9949% 5/29/20 (a)(b)(c)	42,125,000	42,273,345
2.5% 9/17/20 (a)	6,150,000	6,147,671
PNC Bank NA:
3 month U.S. LIBOR + 0.350% 2.9466% 3/12/21 (b)(c)	15,000,000	15,007,400
3 month U.S. LIBOR + 0.360% 2.8796% 5/19/20 (b)(c)	40,430,000	40,511,636
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 3.0164% 4/26/21 (b)(c)	51,400,000	51,549,598
3 month U.S. LIBOR + 0.830% 3.414% 1/10/22 (b)(c)	29,463,000	29,793,086
Regions Bank 3 month U.S. LIBOR + 0.500% 3.0353% 8/13/21 (b)(c)	77,524,000	77,394,767
Royal Bank of Canada:
3 month U.S. LIBOR + 0.300% 2.8915% 7/22/20 (b)(c)	40,200,000	40,292,111
3 month U.S. LIBOR + 0.380% 2.9951% 3/2/20 (b)(c)	35,000,000	35,071,520
3 month U.S. LIBOR + 0.400% 2.9803% 1/25/21 (b)(c)	55,800,000	55,943,610
3 month U.S. LIBOR + 0.480% 3.0624% 7/29/19 (b)(c)	20,320,000	20,336,743
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 2.9551% 5/17/21 (a)(b)(c)	38,150,000	38,204,783
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.310% 2.9109% 10/18/19 (b)(c)	20,000,000	20,019,800
3 month U.S. LIBOR + 0.350% 2.938% 1/17/20 (b)(c)	69,355,000	69,485,841
3 month U.S. LIBOR + 0.370% 2.971% 10/16/20 (b)(c)	45,650,000	45,686,868
SunTrust Bank:
3 month U.S. LIBOR + 0.500% 3.0864% 10/26/21 (b)(c)	30,000,000	30,031,888
3 month U.S. LIBOR + 0.530% 3.1128% 1/31/20 (b)(c)	6,700,000	6,715,194
Svenska Handelsbanken AB:
3 month U.S. LIBOR + 0.470% 2.9948% 5/24/21 (b)(c)	51,000,000	51,196,673
3 month U.S. LIBOR + 0.490% 3.0976% 9/6/19 (b)(c)	27,635,000	27,664,894
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.260% 2.8746% 9/17/20 (b)(c)	50,400,000	50,567,093
3 month U.S. LIBOR + 0.280% 2.8806% 6/11/20 (b)(c)	51,000,000	51,111,784
3 month U.S. LIBOR + 0.440% 3.0398% 7/2/19 (b)(c)	30,800,000	30,812,526
2.5% 12/14/20	17,700,000	17,737,148
U.S. Bank NA:
3 month U.S. LIBOR + 0.250% 2.8311% 7/24/20 (b)(c)	40,000,000	40,073,505
3% 2/4/21	57,400,000	57,946,990
Union Bank NA 3 month U.S. LIBOR + 0.600% 3.2066% 3/7/22 (b)(c)	50,450,000	50,449,949
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.680% 3.2628% 1/30/20 (b)(c)	2,500,000	2,504,000
3 month U.S. LIBOR + 0.880% 3.4715% 7/22/20 (b)(c)	11,411,000	11,466,572
3 month U.S. LIBOR + 1.025% 3.6114% 7/26/21 (b)(c)	33,952,000	34,354,537
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.230% 2.8268% 1/15/20 (b)(c)	30,450,000	30,487,125
3 month U.S. LIBOR + 0.310% 2.9068% 1/15/21(b)(c)	9,500,000	9,501,996
3 month U.S. LIBOR + 0.500% 3.0915% 7/23/21 (b)(c)	30,150,000	30,187,989
3 month U.S. LIBOR + 0.620% 3.1406% 5/27/22 (b)(c)	50,300,000	50,337,474
U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 2.88% 3/25/20 (b)(c)	50,750,000	50,633,275
Westpac Banking Corp. 3 month U.S. LIBOR + 0.560% 3.0796% 8/19/19 (b)(c)	40,500,000	40,546,201
		3,641,859,793
Capital Markets - 4.9%
Bank New York Mellon Corp.:
3 month U.S. LIBOR + 0.280% 2.8003% 6/4/21 (b)(c)	56,250,000	56,249,972
3 month U.S. LIBOR + 0.300% 2.9151% 12/4/20 (b)(c)	44,900,000	44,933,806
Deutsche Bank AG New York Branch 3 month U.S. LIBOR + 0.815% 3.4065% 1/22/21 (b)(c)	20,000,000	19,725,794
Goldman Sachs Bank U.S.A. U.S. SOFR SEC OVRN FIN RATE INDX + 0.600% 3% 5/24/21 (b)(c)	49,900,000	49,915,584
Morgan Stanley:
3 month U.S. LIBOR + 0.550% 3.0951% 2/10/21 (b)(c)	46,650,000	46,700,832
3 month U.S. LIBOR + 0.740% 3.3315% 7/23/19 (b)(c)	71,413,000	71,483,303
3 month U.S. LIBOR + 0.980% 3.5946% 6/16/20 (b)(c)	5,910,000	5,931,572
3 month U.S. LIBOR + 1.140% 3.7224% 1/27/20 (b)(c)	31,775,000	31,972,055
2.65% 1/27/20	20,277,000	20,275,018
5.5% 1/26/20	49,746,000	50,636,606
State Street Corp. 3 month U.S. LIBOR + 0.900% 3.4196% 8/18/20 (b)(c)	8,120,000	8,192,583
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 3.009% 11/1/21 (b)(c)	39,090,000	39,178,244
UBS AG London Branch:
3 month U.S. LIBOR + 0.480% 3.1061% 12/1/20 (a)(b)(c)	4,500,000	4,509,108
3 month U.S. LIBOR + 0.580% 3.1745% 6/8/20 (a)(b)(c)	80,900,000	81,184,768
UBS AG Stamford Branch 3 month U.S. LIBOR + 0.640% 3.1679% 8/14/19 (b)(c)	31,221,000	31,251,597
		562,140,842
Consumer Finance - 5.7%
American Express Co.:
3 month U.S. LIBOR + 0.600% 3.1651% 11/5/21 (b)(c)	20,000,000	20,092,419
3 month U.S. LIBOR + 0.620% 3.1396% 5/20/22 (b)(c)	45,200,000	45,233,629
3% 2/22/21	50,693,000	50,946,465
American Express Credit Corp. 3 month U.S. LIBOR + 0.430% 3.0451% 3/3/20 (b)(c)	35,000,000	35,068,097
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 3.2528% 7/30/21 (a)(b)(c)	19,113,000	19,065,028
3 month U.S. LIBOR + 0.950% 3.5761% 6/1/21 (a)(b)(c)	23,048,000	23,119,751
Capital One Financial Corp. 3 month U.S. LIBOR + 0.760% 3.2953% 5/12/20 (b)(c)	26,340,000	26,444,991
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.510% 3.094% 1/10/20 (b)(c)	35,000,000	35,093,300
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.430% 3.0056% 11/2/20 (b)(c)	21,450,000	21,228,708
3 month U.S. LIBOR + 0.790% 3.3866% 6/12/20 (b)(c)	8,372,000	8,354,744
3 month U.S. LIBOR + 0.830% 3.3653% 8/12/19 (b)(c)	15,273,000	15,277,750
3 month U.S. LIBOR + 1.000% 3.5921% 1/9/20 (b)(c)	14,000,000	14,018,578
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 2.7486% 1/8/21 (b)(c)	32,620,000	32,574,172
3 month U.S. LIBOR + 0.170% 2.7621% 10/9/20 (b)(c)	25,000,000	25,006,071
3 month U.S. LIBOR + 0.180% 2.7686% 1/7/20 (b)(c)	40,000,000	40,041,517
3 month U.S. LIBOR + 0.240% 2.8366% 3/12/21 (b)(c)	40,000,000	39,936,680
3 month U.S. LIBOR + 0.260% 2.8606% 9/10/21 (b)(c)	20,000,000	19,978,196
3 month U.S. LIBOR + 0.420% 3.004% 7/10/20 (b)(c)	50,650,000	50,837,989
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.100% 2.684% 1/10/20 (b)(c)	9,880,000	9,882,039
3 month U.S. LIBOR + 0.150% 2.7535% 10/9/20 (b)(c)	27,000,000	27,007,905
3 month U.S. LIBOR + 0.170% 2.7846% 9/18/20 (b)(c)	50,250,000	50,293,770
3 month U.S. LIBOR + 0.280% 2.8768% 4/13/21 (b)(c)	35,000,000	35,028,890
		644,530,689
Diversified Financial Services - 0.4%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 3.0615% 6/25/21 (a)(b)(c)	20,759,000	20,751,823
Cigna Corp. 3 month U.S. LIBOR + 0.650% 3.2646% 9/17/21 (a)(b)(c)	20,488,000	20,493,532
		41,245,355
Insurance - 4.9%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 3.1526% 9/20/21 (a)(b)(c)	24,102,000	24,081,995
Allstate Corp. 3 month U.S. LIBOR + 0.430% 3.031% 3/29/21 (b)(c)	14,727,000	14,743,593
Jackson National Life Global Funding 3 month U.S. LIBOR + 0.300% 2.8824% 4/27/20 (a)(b)(c)	40,750,000	40,814,653
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 3.801% 12/29/21 (b)(c)	23,954,000	24,027,454
3.5% 12/29/20	12,892,000	13,081,403
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.220% 2.8453% 9/19/19 (a)(b)(c)	50,250,000	50,280,939
3 month U.S. LIBOR + 0.230% 2.8186% 1/8/21 (a)(b)(c)	40,000,000	39,967,136
3 month U.S. LIBOR + 0.400% 2.9966% 6/12/20 (a)(b)(c)	15,000,000	15,037,976
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.9% 5/28/21 (a)(b)(c)	46,050,000	46,046,585
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 2.97% 9/7/20 (a)(b)(c)	40,750,000	40,803,625
U.S. SOFR SEC OVRN FIN RATE INDX + 0.850% 3.25% 1/15/21 (a)(b)(c)	44,450,000	44,640,914
New York Life Global Funding:
3 month U.S. LIBOR + 0.160% 2.7518% 10/1/20 (a)(b)(c)	40,500,000	40,519,197
3 month U.S. LIBOR + 0.270% 2.8621% 4/9/20 (a)(b)(c)	25,000,000	25,045,078
3 month U.S. LIBOR + 0.320% 2.8851% 8/6/21 (a)(b)(c)	27,621,000	27,667,264
3 month U.S. LIBOR + 0.390% 2.9711% 10/24/19 (a)(b)(c)	30,000,000	30,044,358
2.95% 1/28/21 (a)	20,129,000	20,319,583
Protective Life Global Funding:
3 month U.S. LIBOR + 0.370% 2.9668% 7/13/20 (a)(b)(c)	40,050,000	40,137,245
3 month U.S. LIBOR + 0.520% 3.1174% 6/28/21 (a)(b)(c)	25,100,000	25,172,312
		562,431,310

TOTAL FINANCIALS		5,452,207,989

HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 3 month U.S. LIBOR + 0.875% 3.476% 12/29/20 (b)(c)	16,607,000	16,611,438
Health Care Providers & Services - 1.5%
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.3206% 3/9/21 (b)(c)	20,353,000	20,435,213
3.125% 3/9/20	88,019,000	88,333,060
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 3.2703% 11/30/20 (b)(c)	33,725,000	33,725,959
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.260% 2.8709% 6/15/21 (b)(c)	28,166,000	28,116,981
		170,611,213
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 3.2315% 6/25/21 (a)(b)(c)	40,000,000	39,668,182

TOTAL HEALTH CARE		226,890,833

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.3%
General Dynamics Corp. 3 month U.S. LIBOR + 0.290% 2.8253% 5/11/20 (b)(c)	27,351,000	27,404,375
Machinery - 1.5%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.130% 2.6549% 11/29/19 (b)(c)	16,000,000	16,003,860
3 month U.S. LIBOR + 0.180% 2.698% 5/15/20 (b)(c)	50,600,000	50,632,551
3 month U.S. LIBOR + 0.230% 2.8409% 3/15/21 (b)(c)	20,000,000	19,976,100
3 month U.S. LIBOR + 0.250% 2.7706% 8/26/20 (b)(c)	57,500,000	57,528,750
2.65% 5/17/21	30,664,000	30,803,487
		174,944,748

TOTAL INDUSTRIALS		202,349,123

INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 3.0485% 6/5/20 (b)(c)	22,200,000	22,234,679
IT Services - 0.7%
IBM Corp. 2.8% 5/13/21	50,100,000	50,325,450
IBM Credit LLC 3 month U.S. LIBOR + 0.470% 2.9918% 11/30/20 (b)(c)	32,400,000	32,573,787
		82,899,237

TOTAL INFORMATION TECHNOLOGY		105,133,916

UTILITIES - 1.5%
Electric Utilities - 0.3%
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.9651% 5/6/22 (b)(c)	23,846,000	23,853,821
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.2588% 3/27/20 (b)(c)	5,047,000	5,043,114
		28,896,935
Gas Utilities - 0.5%
WGL Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 2.9249% 11/29/19 (b)(c)	26,271,000	26,219,623
3 month U.S. LIBOR + 0.550% 3.1466% 3/12/20 (b)(c)	34,207,000	34,116,037
		60,335,660
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 3.0015% 6/25/21 (b)(c)	30,250,000	30,332,448
Dominion Resources, Inc. 3 month U.S. LIBOR + 0.550% 3.1761% 6/1/19 (a)(b)(c)	15,000,000	15,000,000
Sempra Energy 3 month U.S. LIBOR + 0.250% 2.8468% 7/15/19 (b)(c)	38,875,000	38,877,981
		84,210,429

TOTAL UTILITIES		173,443,024

TOTAL NONCONVERTIBLE BONDS
(Cost $7,073,151,425)		7,082,402,033

U.S. Treasury Obligations - 3.4%
U.S. Treasury Notes:
U.S. TREASURY 3 MONTH BILL + 0.139% 2.4879% 4/30/21 (b)(c)	$100,000,000	$99,982,977
0.875% 6/15/19	112,000,000	111,943,004
1.875% 12/31/19	178,148,000	177,660,872
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $389,634,431)		389,586,853

Bank Notes - 0.3%
Goldman Sachs Bank U.S.A. 3.2% 6/5/20	9,153,000	9,206,557
KeyBank NA 2.25% 3/16/20	26,328,000	26,255,460
TOTAL BANK NOTES
(Cost $35,387,765)		35,462,017

Certificates of Deposit - 10.6%
Bank of Montreal Chicago CD Program yankee 3 month U.S. LIBOR + 0.100% 2.6918% 7/1/19 (b)(c)	39,750,000	39,752,333
Credit Suisse AG yankee:
1 month U.S. LIBOR + 0.150% 2.6359% 12/2/19 (b)(c)	45,000,000	45,005,364
3 month U.S. LIBOR + 0.170% 2.7618% 10/1/19 (b)(c)	48,250,000	48,268,460
U.S. SOFR SEC OVRN FIN RATE INDX + 0.450% 2.85% 7/12/19 (b)(c)	40,000,000	40,015,720
Mitsubishi UFJ Trust & Banking Corp. yankee 1 month U.S. LIBOR + 0.320% 2.7871% 6/4/19 (b)(c)	49,750,000	49,752,134
Mizuho Corporate Bank Ltd. yankee:
1 month U.S. LIBOR + 0.090% 2.526% 9/23/19 (b)(c)	49,650,000	49,648,302
1 month U.S. LIBOR + 0.120% 2.5498% 11/27/19 (b)(c)	39,650,000	39,648,093
1 month U.S. LIBOR + 0.130% 2.5696% 10/15/19 (b)(c)	48,000,000	48,002,722
3 month U.S. LIBOR + 0.080% 2.6721% 7/9/19 (b)(c)	40,000,000	40,002,712
Natexis Banques Populaires New York Branch yankee:
2.68% 12/27/19	44,750,000	44,789,836
2.75% 12/20/19	39,700,000	39,749,486
Nordea Bank Finland PLC yankee 1 month U.S. LIBOR + 0.170% 2.6234% 6/13/19 (b)(c)	47,750,000	47,753,658
Royal Bank of Canada yankee 1 month U.S. LIBOR + 0.190% 2.6434% 6/12/19 (b)(c)	42,750,000	42,753,317
State Street Bank & Trust Co. 1 month U.S. LIBOR + 0.100% 2.5406% 9/20/19 (b)(c)	52,000,000	51,988,576
Sumitomo Mitsui Banking Corp. yankee:
1 month U.S. LIBOR + 0.100% 2.5514% 9/12/19 (b)(c)	40,000,000	40,000,824
1 month U.S. LIBOR + 0.140% 2.6071% 11/5/19 (b)(c)	34,000,000	34,003,992
1 month U.S. LIBOR + 0.170% 2.6328% 9/9/19 (b)(c)	47,500,000	47,510,426
Sumitomo Mitsui Trust Bank Ltd. yankee:
1 month U.S. LIBOR + 0.080% 2.5098% 9/30/19 (b)(c)	49,650,000	49,646,515
1 month U.S. LIBOR + 0.100% 2.5514% 9/10/19 (b)(c)	17,000,000	17,000,345
1 month U.S. LIBOR + 0.100% 2.553% 9/11/19 (b)(c)	17,000,000	17,000,355
1 month U.S. LIBOR + 0.100% 2.5535% 9/27/19 (b)(c)	25,000,000	25,000,030
1 month U.S. LIBOR + 0.180% 2.6334% 6/11/19 (b)(c)	48,000,000	48,003,283
3 month U.S. LIBOR + 0.090% 2.6786% 7/8/19 (b)(c)	49,700,000	49,702,793
Svenska Handelsbanken AB yankee:
1 month U.S. LIBOR + 0.120% 2.5734% 8/12/19 (b)(c)	54,000,000	54,008,699
1 month U.S. LIBOR + 0.300% 2.7406% 8/19/19 (b)(c)	39,750,000	39,772,121
3 month U.S. LIBOR + 0.050% 2.6455% 7/3/19 (b)(c)	40,000,000	40,002,224
Svenska Handelsbanken, Inc. yankee 2.61% 9/25/19	44,000,000	44,012,703
Toronto-Dominion Bank yankee 2.62% 10/18/19	39,600,000	39,621,313
Wells Fargo Bank NA 1 month U.S. LIBOR + 0.400% 2.8396% 12/16/19 (b)(c)	40,000,000	40,063,472
TOTAL CERTIFICATES OF DEPOSIT
(Cost $1,212,200,000)		1,212,479,808

Commercial Paper - 14.0%
American Electric Power Co., Inc.:
2.7% 6/17/19	8,000,000	7,990,038
2.72% 6/12/19	10,000,000	9,991,297
Amphenol Corp. 2.6% 6/6/19	6,000,000	5,997,449
Atlantic Asset Securitization Corp.:
2.57% 6/25/19 (Liquidity Facility Credit Agricole CIB)	5,000,000	4,991,403
2.61% 7/26/19 (Liquidity Facility Credit Agricole CIB)	49,550,000	49,357,538
Bank of Nova Scotia 1 month U.S. LIBOR + 0.130% 2.5676% 2/18/20 (b)(c)	39,500,000	39,495,375
Bell Canada yankee:
2.78% 6/13/19	24,750,000	24,725,886
2.78% 7/2/19	17,500,000	17,457,673
2.8% 7/8/19	10,000,000	9,971,257
2.87% 8/7/19	30,000,000	29,845,131
2.87% 8/8/19	11,000,000	10,942,380
2.95% 6/21/19	39,750,000	39,687,207
2.96% 8/8/19	29,750,000	29,594,164
BPCE SA yankee:
2.48% 10/4/19	49,600,000	49,175,895
2.63% 6/10/19	49,750,000	49,717,110
Canadian Imperial Bank of Commerce yankee 2.58% 10/18/19	43,000,000	42,596,995
Catholic Health Initiatives:
3.05% 7/17/19	23,000,000	22,925,650
3.05% 7/17/19	1,500,000	1,495,151
Credit Agricole CIB yankee 2.66% 6/3/19	50,000,000	49,990,085
Credit Suisse AG yankee:
2.57% 8/1/19	30,000,000	29,871,297
2.6% 9/26/19	48,600,000	48,200,318
2.64% 6/7/19	40,000,000	39,981,100
DNB Bank ASA 1 month U.S. LIBOR + 0.100% 2.5833% 10/3/19 (b)(c)	60,000,000	60,002,520
Dominion Resources, Inc.:
2.7% 6/12/19	4,000,000	3,996,519
2.7% 6/13/19	3,000,000	2,997,165
2.7% 7/8/19	4,000,000	3,988,638
2.71% 6/6/19	3,000,000	2,998,713
Duke Energy Corp.:
2.6% 6/4/19	3,000,000	2,999,146
2.79% 6/18/19	58,200,000	58,123,176
Gotham Funding Corp. yankee:
2.57% 6/19/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	39,700,000	39,648,604
2.58% 7/2/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	12,000,000	11,973,749
ING U.S. Funding LLC:
1 month U.S. LIBOR + 0.100% 2.5666% 11/8/19 (b)(c)	49,500,000	49,501,782
1 month U.S. LIBOR + 0.180% 2.6633% 6/3/19 (b)(c)	39,600,000	39,600,867
Mitsubishi UFJ Trust & Banking Corp. yankee 2.58% 6/27/19	15,000,000	14,972,190
Natexis Banques Populaires New York Branch yankee 2.65% 10/1/19	49,700,000	49,277,177
Rogers Communications, Inc. yankee:
2.7% 7/16/19	4,000,000	3,986,195
2.71% 7/16/19	4,000,000	3,986,195
Sempra Global:
2.64% 6/11/19	4,000,000	3,996,816
2.71% 6/7/19	7,000,000	6,996,488
2.71% 6/17/19	7,000,000	6,991,284
2.72% 6/5/19	4,000,000	3,998,574
2.88% 8/26/19	40,000,000	39,734,456
2.9% 7/9/19	35,600,000	35,496,180
2.9% 7/23/19	6,193,000	6,168,283
2.9% 7/23/19	20,000,000	19,920,176
Sumitomo Mitsui Trust Bank Ltd. yankee:
2.49% 9/26/19	30,000,000	29,757,117
2.51% 8/15/19	25,000,000	24,870,643
2.58% 6/21/19	46,700,000	46,633,831
2.59% 6/19/19	50,000,000	49,935,930
Suncor Energy, Inc. yankee:
2.76% 7/2/19	7,000,000	6,983,306
2.8% 6/10/19	16,650,000	16,637,980
2.8% 6/11/19	6,650,000	6,644,707
2.8% 6/12/19	8,750,000	8,742,385
2.8% 7/2/19	10,000,000	9,976,151
2.8% 7/15/19	46,000,000	45,844,750
2.82% 6/6/19	40,750,000	40,732,518
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.030% 2.5951% 2/6/20 (b)(c)	50,000,000	49,999,760
3 month U.S. LIBOR + 0.170% 2.7564% 7/26/19 (b)(c)	49,000,000	49,013,308
yankee 2.57% 10/15/19	45,600,000	45,172,067
Toyota Motor Credit Corp.:
1 month U.S. LIBOR + 0.120% 2.5596% 12/11/19 (b)(c)	20,000,000	20,000,434
1 month U.S. LIBOR + 0.120% 2.5596% 12/12/19 (b)(c)	5,000,000	5,000,082
Tyson Foods, Inc. 2.63% 7/1/19	22,000,000	21,949,211
Ventas Realty LP 2.64% 6/4/19	5,000,000	4,998,577
Verizon Communications, Inc. 2.68% 6/3/19	30,000,000	29,993,613
TOTAL COMMERCIAL PAPER
(Cost $1,598,097,516)		1,598,241,662
	Shares	Value

Money Market Funds - 7.9%
Fidelity Cash Central Fund 2.41% (d)
(Cost $894,344,831)	894,218,862	894,397,706
	Maturity Amount	Value

Repurchase Agreements - 1.8%
With:
Mizuho Securities U.S.A., Inc. at:
3.17%, dated 3/22/19 due 9/18/19 (Collateralized by Mortgage Loan Obligations valued at $45,533,878, 0.00% - 5.00%, 3/26/37 - 10/18/47)	40,329,245	39,697,412
3.2%, dated 2/22/19 due 8/21/19 (Collateralized by Mortgage Loan Obligations valued at $78,096,512, 0.00% - 5.55%, 12/29/20 - 8/25/55)	68,783,200	67,699,702
3.29%, dated 2/1/19 due 8/1/19 (Collateralized by Mortgage Loan Obligations valued at $38,216,421, 0.00% - 5.72%, 6/15/35 - 10/18/47)	34,308,272	33,750,000
Morgan Stanley & Co., Inc. at:
3.04%, dated 5/6/19 due 8/5/19 (Collateralized by Mortgage Loan Obligations valued at $37,191,857, 0.00% - 6.39%, 1/8/20 - 11/17/61)(b)(c)(e)	34,009,350	33,750,000
3.07%, dated 3/11/19 due 6/11/19 (Collateralized by U.S. Government Obligations valued at $31,380,319, 0.00% - 6.00%, 9/12/19 - 1/16/60) (b)(c)(e)	30,487,328	30,249,988
TOTAL REPURCHASE AGREEMENTS
(Cost $205,150,000)		205,147,102
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $11,407,965,968)		11,417,717,181
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,207,659)
NET ASSETS - 100%		$11,404,509,522

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,491,457,061 or 13.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,653,993
Total	$14,653,993

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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